UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02021

Deutsche Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                         as of July 31, 2016 (Unaudited)

Deutsche Science and Technology Fund

	Shares	Value ($)
Common Stocks 98.5%
Consumer Discretionary 8.3%
Internet & Catalog Retail
Amazon.com, Inc.*	45,834	34,779,297
Ctrip.com International Ltd. (ADR)* (a)	59,480	2,597,492
Expedia, Inc.	32,502	3,791,358
Netflix, Inc.*	47,085	4,296,506
The Priceline Group, Inc.*	4,812	6,500,098
		51,964,751
Financials 0.6%
Real Estate Investment Trusts
Equinix, Inc. (REIT)	9,271	3,456,878
Health Care 2.2%
Biotechnology 1.5%
BioMarin Pharmaceutical, Inc.*	27,300	2,714,166
Celgene Corp.*	19,541	2,192,305
Gilead Sciences, Inc.	31,645	2,514,828
Shire PLC (ADR) (a)	9,800	1,902,376
		9,323,675
Health Care Equipment & Supplies 0.5%
Medtronic PLC (a)	31,821	2,788,474
Pharmaceuticals 0.2%
Bristol-Myers Squibb Co.	16,700	1,249,327
Industrials 1.5%
Aerospace & Defense 1.1%
Raytheon Co.	47,826	6,673,162
Electrical Equipment 0.4%
Acuity Brands, Inc.	11,106	2,914,547
Information Technology 85.3%
Communications Equipment 3.9%
Arista Networks, Inc.* (a)	46,600	3,321,182
Cisco Systems, Inc.	457,405	13,964,575
CommScope Holding Co., Inc.*	106,560	3,191,472
Lumentum Holdings, Inc.*	134,000	4,053,500
		24,530,729
Electronic Equipment, Instruments & Components 1.6%
Amphenol Corp. "A"	124,180	7,391,193
VeriFone Systems, Inc.*	126,200	2,417,992
		9,809,185
Internet Software & Services 18.5%
Alibaba Group Holding Ltd. (ADR)* (a)	40,060	3,304,149
Alphabet, Inc. "A"*	36,121	28,583,992
Alphabet, Inc. "C"*	30,005	23,067,544
Cornerstone OnDemand, Inc.*	45,900	1,982,421
Facebook, Inc. "A"*	319,021	39,539,463
LinkedIn Corp. "A"*	21,897	4,220,209
Tencent Holdings Ltd.	465,511	11,190,168
Yahoo!, Inc.*	84,900	3,242,331
		115,130,277
IT Services 18.1%
Accenture PLC "A"	67,541	7,619,300
Broadridge Financial Solutions, Inc.	54,349	3,678,340
Cognizant Technology Solutions Corp. "A"*	110,869	6,373,859
EPAM Systems, Inc.*	64,927	4,560,473
Euronet Worldwide, Inc.*	73,010	5,567,743
Fidelity National Information Services, Inc.	132,063	10,502,970
Fiserv, Inc.*	67,816	7,484,174
FleetCor Technologies, Inc.*	20,500	3,109,440
MasterCard, Inc. "A"	157,795	15,028,396
PayPal Holdings, Inc.*	194,600	7,246,904
Sabre Corp. (a)	230,868	6,729,802
Vantiv, Inc. "A"*	138,129	7,565,325
Visa, Inc. "A" (a)	307,261	23,981,721
WNS Holdings Ltd. (ADR)*	122,600	3,441,382
		112,889,829
Semiconductors & Semiconductor Equipment 14.9%
Applied Materials, Inc.	291,271	7,657,514
Broadcom Ltd.	102,455	16,595,661
Cavium, Inc.* (a)	68,333	3,189,101
Inphi Corp.*	107,600	3,785,368
Intel Corp.	537,502	18,737,320
Lam Research Corp. (a)	56,683	5,088,433
MA-COM Technology Solutions Holdings, Inc.* (a)	118,665	4,688,454
Mellanox Technologies Ltd.* (a)	134,500	5,942,210
Micron Technology, Inc.*	159,827	2,196,023
NVIDIA Corp. (a)	145,302	8,296,744
NXP Semiconductors NV*	76,041	6,394,288
Skyworks Solutions, Inc.	43,900	2,898,278
Synaptics, Inc.*	1,304	67,743
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	153,120	4,253,674
Texas Instruments, Inc.	49,382	3,444,394
		93,235,205
Software 21.5%
Activision Blizzard, Inc.	145,110	5,827,618
Adobe Systems, Inc.*	98,744	9,663,088
CommVault Systems, Inc.*	64,800	3,352,752
Imperva, Inc.*	38,712	1,824,109
Intuit, Inc.	40,047	4,444,817
Microsoft Corp.	1,046,412	59,310,632
Oracle Corp.	345,440	14,176,858
Proofpoint, Inc.* (a)	58,414	4,431,870
PTC, Inc.*	101,094	4,016,465
salesforce.com, Inc.*	189,178	15,474,760
Synopsys, Inc.*	103,875	5,625,870
Talend SA (ADR)*	15,997	407,923
Ultimate Software Group, Inc.*	17,630	3,686,433
VMware, Inc. "A"* (a)	24,500	1,788,010
		134,031,205
Technology Hardware, Storage & Peripherals 6.8%
Apple, Inc.	356,708	37,172,541
Hewlett Packard Enterprise Co.	151,700	3,188,734
Western Digital Corp.	45,900	2,180,709
		42,541,984
Materials 0.6%
Containers & Packaging
Sealed Air Corp.	75,099	3,543,171
Total Common Stocks (Cost $438,322,011)		614,082,399
Exchange-Traded Fund 0.3%
ProShares UltraPro QQQ Fund* (a) (Cost $1,173,208)	16,969	2,002,512
Other Investments 0.2%
Adams Capital Management III LP (1.2% limited partnership interest)* (b)	—	349,840
Adams Capital Management LP (3.6% limited partnership interest)* (b)	—	37,290
Alloy Ventures 2000 LP (3.0% limited partnership interest)* (b)	—	465,440
GeoCapital IV LP (2.9% limited partnership interest)* (b)	—	596,685
Total Other Investments (Cost $11,747,566)		1,449,255
Securities Lending Collateral 9.3%
Daily Assets Fund "Capital Shares", 0.50% (c) (d) (Cost $58,285,391)	58,285,391	58,285,391
Cash Equivalents 1.3%
Deutsche Central Cash Management Government Fund, 0.38% (c) (Cost $8,031,141)	8,031,141	8,031,141
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $517,559,317) †	109.6	683,850,698
Other Assets and Liabilities, Net	(9.6)	(60,098,415)
Net Assets	100.0	623,752,283

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $524,599,595. At July 31, 2016, net unrealized appreciation for all securities based on tax cost was $159,251,103. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $181,708,909 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $22,457,806.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2016 amounted to $56,443,312, which is 9.0% of net assets.
(b)	The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Adams Capital Management III LP **	October 1997 to April 2008	4,116,717	349,840	0.06
Adams Capital Management LP **	August 2000 to November 2000	1,863,750	37,290	0.01
Alloy Ventures 2000 LP **	April 2000 to August 2007	4,106,496	465,440	0.07
GeoCapital IV LP **	April 1996 to March 2000	1,660,603	596,685	0.09
Total Restricted Securities		11,747,566	1,449,255	0.23

**	These securities represent venture capital funds.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund's investments

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)
Consumer Discretionary	$51,964,751	$—	$—	$51,964,751
Financials	3,456,878	—	—	3,456,878
Health Care	13,361,476	—	—	13,361,476
Industrials	9,587,709	—	—	9,587,709
Information Technology	520,978,246	11,190,168	—	532,168,414
Materials	3,543,171	—	—	3,543,171
Exchange-Traded Fund	2,002,512	—	—	2,002,512
Other Investments	—	—	1,449,255	1,449,255
Short-Term Investments (e)	66,316,532	—	—	66,316,532
Total	$671,211,275	$11,190,168	$1,449,255	$683,850,698

There have been no transfers between fair value measurement levels during the period ended July 31, 2016.

(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Science and Technology Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 22, 2016